Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes		Royalties		Fees	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 501,300	[3]	$ 282,000	[4]	$ 10,320	$ 28,940	$ 822,560
ARGENTINA
Total		501,300		277,980		10,320	25,660	815,260
ARGENTINA | Federal
Total		$ 501,300				990	25,660	527,950
ARGENTINA | Neuquén Province
Total				259,220		$ 9,320		268,540
ARGENTINA | Rio Negro Province
Total				18,670				18,670
ARGENTINA | Salta Province
Total				90				90
MEXICO
Total				4,020			3,280	7,300
MEXICO | Federal
Total				$ 4,020				4,020
MEXICO | City of Mexico
Total							$ 3,280	$ 3,280

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
[3]	Reported taxes do not include taxes levied on consumption, such as value added taxes, personal income taxes, or sales taxes (including, for the avoidance of doubt, the Argentine Provincial tax ingresos brutos).
[4]	Vista pays royalties to the provincial governments of Argentina related to the Transferred Conventional Assets. As per the Conventional Assets Transaction Agreement, Tango then repays 100% of these amounts to Vista.